SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended				6 Months Ended		12 Months Ended
	Aug. 22, 2018 containership $ / shares	Aug. 31, 2018 containership	Jul. 31, 2018 USD ($) tanker Rate	May 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Aug. 30, 2018 NOK (kr)	Aug. 30, 2018 USD ($)	May 16, 2018 containership
Subsequent Event [Line Items]
Number of container vessels disposed of | containership												1
Proceeds from sale of vessels and termination of charters				$ 12,700,000	$ 17,900,000	$ 30,169,000	$ 62,762,000		$ 74,791,000
Termination fee					$ 4,400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of container vessels disposed of | tanker			3
Agreed Proportion of temporary reduction to daily charter rate | Rate			100.00%
Issued share capital (percent) | Rate			17.00%
Number of container vessels contracted to be acquired | containership	3
Number of vessels delivered | containership		2
Dividends declares (in dollars per share) | $ / shares	$ 0.35
NOK 600 Million Senior Unsecured Bond due 2023 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principle debt amount										kr 600,000,000	$ 71,900,000.0
Front Page, Front Stratus, Front Serenade [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters			$ 77,600,000
Frontline Shipping and Frontline Shipping II [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Termination fee			$ 10,100,000
US dollar 200 million secured term loan facility [Member] | Floating Rate Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principle debt amount											$ 200,000,000
Term of loan								13 months